Lease liabilities	12 Months Ended
Aug. 31, 2021
Lease liabilities
Lease liabilities

15. Lease liabilities

	2021	2020
	$	$
Opening balance	672,988	—
Impact of adoption of IFRS 16	—	757,553
Business acquisition [note 5]	1,651,746	—
Additions	852,467	26,424
Repayment	(295,316)	(130,130)
Negative variable lease payments	—	(26,003)
Interest on lease liability	65,115	45,144
Lease termination	(37,033)	—
Currency translation	56,849	—
Closing balance	2,966,816	672,988
Current	562,136	120,815
Non-current	2,404,680	552,173
	2,966,816	672,988

Future undiscounted lease payments as at August 31, 2021 are as follows:

$
Less than one year	702,135
One to five years	2,496,870
Over five years	154,703
3,353,708

Included in rent expense is $50,186 of short-term lease expense [2020 – $65,934]. The lease liabilities have a weighted average interest rate of 5.2% [2020 – 5.4%].